Cover Page	May 09, 2024
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	Glatfelter Corporation
Entity Incorporation, State or Country Code	PA
Entity File Number	001-03560
Entity Tax Identification Number	23-0628360
Entity Address, Address Line One	4350 Congress Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28209
City Area Code	704
Local Phone Number	885-2555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	GLT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000041719
Amendment Flag	false
Document Period End Date	May 09, 2024